Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022 [1]
Non-current assets
Intangible assets and goodwill	$ 1,412,729	$ 1,394,282
Property, plant and equipment	316,867	275,954
Vehicles under operating leases	67,931	97,186
Other non-current assets	7,212	5,306
Deferred tax assets	43,041	11,287
Other investments	2,414	2,333
Total non-current assets	1,850,194	1,786,348
Current assets
Cash and cash equivalents	768,927	973,877
Trade receivables	126,205	239,578
Trade receivables - related parties	61,026	79,225
Accrued income - related parties	152,605	49,060
Inventories	939,359	630,154
Current tax assets	9,270	7,184
Assets held for sale	0	56,001
Other current assets	204,142	112,983
Other current assets - related parties	9,576	0
Total current assets	2,271,110	2,148,062
Total assets	4,121,304	3,934,410
Equity
Share capital	(21,168)	(21,165)
Other contributed capital	(3,615,187)	(3,584,232)
Foreign currency translation reserve	26,010	15,773
Accumulated deficit	4,872,644	3,677,813
Total equity	1,262,299	88,189
Non-current liabilities
Non-current contract liabilities	(63,063)	(49,018)
Deferred tax liabilities	(3,335)	(12,470)
Other non-current provisions	(104,681)	(75,362)
Other non-current liabilities	(73,149)	(27,859)
Earn-out liability	(155,402)	(598,570)
Other non-current interest-bearing liabilities	(54,439)	(31,326)
Other non-current interest-bearing liabilities - related parties	(1,409,244)	(43,643)
Total non-current liabilities	(1,863,313)	(838,248)
Current liabilities
Trade payables	(92,441)	(97,418)
Trade payables - related parties	(275,704)	(935,161)
Accrued expenses - related parties	(450,000)	(157,426)
Advance payments from customers	(16,415)	(35,717)
Current provisions	(94,887)	(72,849)
Liabilities to credit institutions	(2,023,582)	(1,326,388)
Current tax liabilities	(12,812)	(14,394)
Interest-bearing current liabilities	(19,547)	(11,935)
Interest-bearing current liabilities - related parties	(68,332)	(26,618)
Current contract liabilities	(112,062)	(45,119)
Class C Shares liability	(6,000)	(28,000)
Other current liabilities	(347,902)	(364,264)
Other current liabilities - related parties	(606)	(69,062)
Total current liabilities	(3,520,290)	(3,184,351)
Total liabilities	(5,383,603)	(4,022,599)
Total equity and liabilities	$ (4,121,304)	$ (3,934,410)

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.